Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 497	$ (400)	$ 805	$ 38	$ 472	$ 274	$ 315
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	148	(452)	232	(61)	72	161	152
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 349	$ 52	$ 573	$ 99	$ 400	$ 113	$ 163